UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                        Commission File Number: 811-22655

     (Check One): [ ] Form 10-K and Form 10-KSB [ ] Form 20-F [ ] Form 11-K
           [ ] Form 10-Q and Form 10-QSB [ ] Form N-SAR [X] Form N-CSR

                       For Period Ended: October 31, 2017


                       [ ] Transition Report on Form 10-K

                       [ ] Transition Report on Form 20-F

                       [ ] Transition Report on Form 11-K

                       [ ] Transition Report on Form 10-Q

                       [ ] Transition Report on Form N-SAR

                For the Transition Period Ended: _______________


         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:



                         PART I - REGISTRANT INFORMATION


            		      Miller Investment Trust
         ---------------------------------------------------------------
                            (Full Name of Registrant)


         ---------------------------------------------------------------
                           (Former Name if Applicable)

                            20 William Street
         ---------------------------------------------------------------
                     (Address of Principal Executive Office)

                            Wellesley, MA 02481
         ---------------------------------------------------------------
                           (City, State and Zip Code)

                       PART II - RULE 12b-25 (b) AND (c)

         If the subject report could not be filed out without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]     (a)       The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]     (b)       The subject annual report, semi-annual report, transition
                  report on Form 10-K, Form 20-F, Form 11-K, Form
                  N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]     (c)       The accountant's statement or exhibit required by Rule
                  12b-25(c) has been attached if applicable.

                              PART III - NARRATIVE

         State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.


The Registrant has encountered unexpected and nuanced difficulties in the preparation of its financial statements for the fiscal year ending October 31, 2017. Consequently, the Registrant and its series, the Miller Convertible Bond Fund, Miller Convertible Plus Fund and Miller Intermediate Bond Fund, are unable to complete its Form N-CSR and transmit its annual report to shareholders for the fiscal year ending October 31, 2017 within the prescribed time period without unreasonable effort or expense as the preparation of the Registrant's financial statements are still in progress and therefore the related accountant's report on internal control and the related audit is not complete. Specifically, the finalization of the Funds' tax provisions are still in process, supporting bond schedules are still being reviewed and other open items are still being closed out. This has lengthened the time required to conduct the internal review and to prepare, audit, and file the financial statements and the auditor's opinion. The Registrant barring unforseen circumstances currently expects to file its Form N-CSR on January 12, 2018.


                           PART IV - OTHER INFORMATION

(1) Name and telephone number of persons to contact in regard to this notification.

             Greg Miller              781                  416-4000
         ---------------------     ---------------      ------------------
                (Name)               (Area Code)        (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [X] Yes [ ] No



(3) Is it anticipated that any significant changes in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or in the portion thereof? [ ] Yes [X] No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



	  	    Miller Investment Trust
         ---------------------------------------------------------------
        	(Name of Registrant as specified in its charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date: January 11, 2018            /s/   Greg Miller
                                   -------------------------
                                   Name: Greg Miller
                                   Title: Treasurer


Miller Investment Trust
Form 12b-25
Notification of Late Filing

Exhibit
RSM US LLP, which will include its Report of Independent Registered Public Accounting Firm with the Registrants Annual Report for the fiscal year ended October 31, 2017, was unable to furnish such report for inclusion because of the reasons set forth below (which are also set forth in the body of the related Form 12b-25):
The Registrant has encountered
unexpected and nuanced difficulties
in the preparation of its financial
statements for the fiscal year ending
October 31, 2017. Consequently, the
Registrant and its series, the Miller
Convertible Bond Fund, Miller
Convertible Plus Fund and Miller
Intermediate Bond Fund, are unable
to complete its Form N-CSR and
transmit its annual report to
shareholders for the fiscal year
ending October 31, 2017 within the
prescribed time period without
unreasonable effort or expense as
the preparation of the Registrant's
financial statements are still in
progress and therefore the related
accountant's report on internal
control and the related audit is not
complete. Specifically, the
finalization of the Funds' tax
provisions are still in process,
supporting bond schedules are still
being reviewed and other open
items are still being closed out. This
has lengthened the time required to
conduct the internal review and to
prepare, audit, and file the financial
statements and the auditor's
opinion (Report of Independent
Registered Public Accounting Firm).

/s/ RSM US LLP

________________
Boston, Massachusetts
January 11, 2018